Note Receivable	6 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Note Receivable

6. Note Receivable

On August 2, 2023, the Company has entered into a loan agreement with an independent third party (“Borrower”), in which, the Company has lent $2,500,000 to the Borrower, with a loan period of 36 months, and at an annualized interest of 6.8%, with the first eight months being interest-free. For the six-month periods ended December 31, 2025 and 2024, the interest income attributed to the Note Receivable were $85,202 and $127,539, respectively. As of December 31, 2025 and June 30, 2025, interest receivable attributed to the Note Receivable of $297,500 and $212,500, respectively were included in the account receivables, net on the consolidated balance sheets.